Stockholders' Deficit (Details) - Schedule of the Company's Warrant Activity - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of The Companys Warrant Activity Abstract
Number of Warrants, Outstanding and exercisableBeginning (in Shares)	42,777	25,484
Weighted-Average Exercise Price, Outstanding and exercisable Beginning	$ 1.12	$ 1.9
Weighted-Average Remaining Contractual Term (Years), Outstanding and exercisable Beginning		2 years 1 month 9 days
Weighted-Average Grant-Date Fair Value, Outstanding and exercisable Beginning
Aggregate Intrinsic Value, Outstanding and exercisable Beginning (in Dollars)	$ 93,255	$ 71,866
Number of Warrants, Anti-Dilution adjustment (in Shares)	356,479	17,293
Weighted- Average Exercise Price, Anti-Dilution adjustment
Weighted- Average Remaining Contractual Term (Years), Anti-Dilution adjustment
Weighted- Average Grant-Date Fair Value, Anti-Dilution adjustment
Aggregate Intrinsic Value, Anti-Dilution adjustment (in Dollars)
Number of Warrants, Surrender of warrants (in Shares)	(399,256)
Weighted- Average Exercise Price, Surrender of warrants
Weighted- Average Remaining Contractual Term (Years), Surrender of warrants
Weighted- Average Grant-Date Fair Value, Surrender of warrants (in Dollars)
Number of Warrants, issuance of warrants (in Shares)	2,240,000
Weighted- Average Exercise Price, issuance of warrants	$ 0.2
Weighted- Average Remaining Contractual Term (Years), issuance of warrants	6 years 9 months
Weighted- Average Grant-Date Fair Value, issuance of warrants	$ 0.2
Aggregate Intrinsic Value, issuance of warrants (in Dollars)	$ 448,000
Number of Warrants, Outstanding and exercisable ending (in Shares)	2,240,000	42,777
Weighted-Average Exercise Price, Outstanding and exercisable ending	$ 0.2	$ 1.12
Weighted-Average Remaining Contractual Term (Years), Outstanding and exercisable ending	6 years 6 months	1 year 1 month 9 days
Weighted-Average Grant-Date Fair Value, Outstanding and exercisable ending	$ 0.2
Aggregate Intrinsic Value, Outstanding and exercisable ending (in Dollars)	$ 224,000	$ 93,255